CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2019 ₪ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 ₪ / shares	Dec. 31, 2018 USD ($) shares
Statement of Financial Position [Abstract]
Accounts receivables, allowance for doubtful accounts | $		$ 6,667		$ 4,747
Ordinary shares, par value per share | ₪ / shares	₪ 0.25		₪ 0.25
Ordinary shares, shares authorized		28,000,000		28,000,000
Ordinary shares, shares issued		16,214,228		16,126,237
Ordinary shares, shares outstanding		16,214,228		16,126,237